Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights (Details) - Dec. 31, 2025 - Licensed Copyrights and Produced Content
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long Term Purchase Commitment [Line Items]
2026	¥ 8,827,695	$ 1,262,344
2027	5,109,474	730,645
2028	2,778,807	397,364
2029	827,147	118,280
2030 and thereafter	378,960	54,191
Future minimum payments under non-cancelable agreements	¥ 17,922,083	$ 2,562,824